Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Assets, Unclassified [Abstract]
Summary of Prepayments and Other Current Assets
7.
PREPAYMENTS AND OTHER CURRENT ASSETS

	As of December 31,
	2021	2022
	RMB	RMB
Prepayments of promotion fees (a)	130,058	103,748
VAT recoverable (b)	95,899	75,049
Deposits, prepaid rental and property management fees	62,877	61,858
Prepayments for products procurement (c)	6,731	5,604
Others	70,626	46,566
	366,191	292,825

(a)
Prepayments of promotion fees mainly include prepayments made to online platforms for future services to promote the Group’s products through online advertising and prepaid short-term service fees to celebrity agencies and key opinion leaders.
(b)
VAT recoverable represent the balances that the Group can utilize to deduct its value-added tax liabilities in the future.
(c)
Prepayments for products procurement represent cash prepaid to the Group’s third-party suppliers for the procurement of products.